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UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-PX

ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number:  811- 08049

RENAISSANCE CAPITAL GREENWICH FUNDS

(Exact name of registrant as specified in charter)

2 Greenwich Plaza, Greenwich, Connecticut 06830

(Address of principal executive offices)          (Zip code)

Emile R. Molineaux, General Counsel

Gemini Fund Services, LLC

450 Wireless Boulevard

Hauppauge, New York 11788

________________________________________________________________________

(Name and address of agent for service)

Registrant's telephone number, including area code: (203) 622-2978

Date of fiscal year end:  September 30th

Date of reporting period:  July 1, 2008 - June 30, 2009

Form N-PX is to be used by a registered management investment company, other than a small business investment company registered on Form N-5 (ss.ss. 239.24and 274.5 of this chapter), to file reports with the Commission, not later than August 31 of each year, containing the registrant's proxy voting record for the most recent twelve-month period ended June 30, pursuant to section 30 of the Investment Company Act of 1940 and rule 30b1-4 thereunder (17 CFR 270.30b1-4). The Commission may use the information provided on Form N-PX in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-PX, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-PX unless the Form displays a currently valid Office of Management and Budget ("OMB") control number.  Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609.  The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. PROXY VOTING RECORD: (see attached table)

Appended hereto as Exhibit A is the following information indicating for each matter relating to a portfolio security owned by the Registrant considered at any shareholder meeting held during the twelve month period ended June 30, 2009 with respect to which the Registrant was entitled to vote:

          (a)  The name of the issuer of the portfolio security;

          (b)  The exchange ticker symbol of the portfolio security;

 (c)   The Council on Uniform Securities Identification Procedures ("CUSIP") number for the portfolio security;

          (d)  The shareholder meeting date;

          (e)  A brief identification of the matter voted on;

          (f)  Whether the matter was proposed by the issuer or by a security holder;

          (g)  Whether the Registrant cast its vote on the matter;

 (h)  How the Registrant cast its vote (e.g., for or against proposal, or abstain; for or withhold regarding election of directors); and

          (i)  Whether the Registrant cast its vote for or against management.

Registrant: Renaissance Capital Greenwich Funds: The IPO Aftermarket Fund									Item 1, Exhibit A
Investment Company Act file number: 811-08049
Reporting Period: July 1, 2008 through June 30, 2009

FORM N-PX - PROXY VOTING RECORD REQUIREMENTS
	(a) Issuer's Name	(b) Exchange Ticker Symbol	(c)"CUSIP" #	(d) Shareholder Meeting Date		(f) Proposal Type	(g) Voted	(h) Vote Cast	(i) For/Against Management
1	Interactive Brokers Group, Inc.	IBKR	45841N07	4/21/2009	1. Elect seven directors to board	Issuer	For	For	For
					2. Ratify appointment of Deloitte & Touche as Independent Public Accountant	Issuer	For	For	For
2	Herbalife Ltd.	HLF	G44112G101	4/30/2009	1. Elect three directors to the board	Issuer	For	For	For
					2. Ratify the appointment of KPMG LLP as Independent Public Accountant	Issuer	For	For	For
3	VISA, Inc.	V	92826C829	4/21/2009	1. Elect six Class I directors to the board	Issuer	For	For	For
					2. Elect six Class II directors fo the board	Issuer	For	For	For
					3, Ratify the appointment of KPMG LLP as iIndependent Public Accountant	Issuer	For	For	For
4	SAIC, Inc.	SAI	78390X101	6/19/2009	1. Elect 11 directors	Issuer	For	For	For
					2. Vote on a proposal to automatically convert each share of class ! Preferred stock into one share of common stock	Issuer	For	For	For
					3. Ratify the appointment of Deloitte & Touche LLP as Independent Public Accountant	Issuer	For	For	For
5	athenahealth, Inc.	ATHN	04685W103	6/11/2009	1. Elect three directors to the board	Issuer	For	For	For
					2. Ratify appointment of Deloitte & Touche as Independent Public Accountant	Issuer	For	For	For
6	MedAssets, Inc.	MDAS	58471A105	5/28/2009	1. Elect three directors to the board	Issuer	For	For	For
					2. Ratify appointment of BDCO Seidman LLP as Independent Public Accountant	Issuer	For	For	For
7	Choncho Resources, Inc.	CXO	2605P101	6/2/2009	1. Elect two directors to the board	Issuer	For	For	For
					2. Ratify appointment of Grant Thornton LLP as Independent Public Accountant	Issuer	For	For	For
8	American Pubic Eduction, Inc.	APEI	0213V103	5/11/2009	1. Elect nenber directors to the board.	Issuer	For	For	For
					2. Rafify the appointment of McGladrey & Pullen LLP as the Independent Public Accantant	Issuer	For	For	For
9	Constant Contact, Inc.	CTCT	210313102	6/2/2009	1. Elect two directors to the board	Issuer	For	For	For
					2. Ratify appointment of Pricewaterhousecoopers LLP as the Independent Public Accountant	Issuer	For	For	For
10	J.Crew, Inc.	JCG	46612H402	6/4/2009	1. Elect three Class III directors to board	Issuer	For	For	For
					2. Ratify appointment of KPMG LLP as Independent Public Accountant	Issuer	For	For	For
11	EnergySolutions, Inc.	ES	292786202	5/29/2009	1. Elect eight directors to the board	Issuer	For	For	For
					2. Ratify appointment of Ernst & Young as Independent Public Accountant	Issuer	For	For	For
					3. Approve and authorize the offer to purchase certain outstanding stock options for cash	Issuer	For	For	For
12	Genoptix, Inc.	GXDX	37243V100	6/2/2009	1. Elect two Class II directors to the board	Issuer	For	For	For
					2. Ratify the appointment of Ernst & Young LLP	Issuer	For	For	For
13	Rackspace Hosting, Inc.	RAX	750086100	5/13/2009	1. Elect three directors to the board	Issuer	For	For	For
					2. Ratify the appointment of KPMG LLP as the Independent Public Accountant	Issuer	For	For	For
14	Intrepid Potash, Inc.	IPI	46121Y102	5/28/2009	1. Elect on director to the board	Issuer	For	For	For
					2. Ratify the appointment of KPMG LLP as the Independent Public Accountant	Issuer	For	For	For
15	IPC The Hospitalist Company, Inc.	IPCM	44984A105	5/28/2009	1. Elect three Class III directors to the board	Issuer	For	For	For
					2. Rafify the appointment of Ernst & Young LLP as the Independent Public Accantant	Issuer	For	For	For
16	American Water Works Company, Inc.	AWK	30420103	5/8/2009	1. Elect nine directors to the board	Issuer	For	For	For
					2. Ratify the appointment of Pricewaterhousecoopers LLP as the Independent Public Accountant	Issuer	For	For	For
					3. Approve amendments to the Omnibus Equity Compensation Plan	Issuer	For	For	For

SIGNATURES

[See General Instruction F]

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)

RENAISSANCE CAPITAL GREENWICH FUNDS

By (Signature and Title)*                /s/ William K. Smith

                  William K. Smith, President

Date 7/28/09